Related party transactions and Directors remuneration (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions and Directors' remuneration [abstract]
Amounts included in the Group and Bank financial statements, by category

Amounts included in the Barclays Bank Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Parent	Fellow subsidiaries	Associates	Joint ventures	Pension funds
	£m	£m	£m	£m	£m
For the year ended and as at 31 December 2018
Total income	(416)	(3)	-	7	3
Credit impairment and other provisions	-	-	-	-	-
Operating expenses	(122)	(3,630)	(1)	(7)	-
Total assets	727	1,091	12	1,288	3
Total liabilities	21,405	2,058	85	2	139
For the year ended and as at 31 December 2017
Total income	3	1	(20)	61	4
Credit impairment and other provisions	-	-	2	-	-
Operating expenses	(999)	(4,009)	-	(23)	-
Total assets	716	163	2	1,048	2
Total liabilities	24,205	1,015	75	2	162

Disclosure of transactions between related parties [line items]
Remuneration of Directors and other Key Management Personnel

Remuneration of Key Management Personnel

Total remuneration awarded to Key Management Personnel below represents the awards made to individuals that have been approved by the Board Remuneration Committee as part of the latest remuneration decisions. Costs recognised in the income statement reflect the accounting charge for the year included within operating expenses. The difference between the values awarded and the recognised income statement charge principally relates to the recognition of deferred costs for prior year awards. Figures are provided for the period that individuals met the definition of Key Management Personnel.

	2018	2017
	£m	£m
Salaries and other short-term benefits	50.7	33.9
Pension costs	0.3	0.1
Other long-term benefits	12.6	18.4
Share-based payments	24.8	26.8
Employer social security charges on emoluments	8.5	9.6
Costs recognised for accounting purposes	96.9	88.8
Employer social security charges on emoluments	(8.5)	(9.6)
Other long-term benefits – difference between awards granted and costs recognised	4.5	(9.8)
Share-based payments – difference between awards granted and costs recognised	(2.1)	(11.7)
Total remuneration awarded	90.8	57.7

Disclosure required by the Companies Act 2006

Disclosure required by the Companies Act 2006

The following information regarding Barclays Bank PLC Board of Directors is presented in accordance with the Companies Act 2006:

	2018	2017
	£m	£m
Aggregate emoluments[a]	10.5	8.5
Amounts paid under LTIPs[b]	0.6	1.1
	11.1	9.6

Related parties [member] | Loans [member]
Disclosure of transactions between related parties [line items]
Related party transactions Loans and deposits outstanding

The Barclays Bank Group provides banking services to Key Management Personnel and persons connected to them. Transactions during the year and the balances outstanding were as follows:

Loans outstanding
	2018	2017
	£m	£m
As at 1 January	4.8	9.2
Loans issued during the year[a]	12.6	0.5
Loan repayments during the year[b]	(2.8)	(4.9)
As at 31 December	14.6	4.8

Related parties [member] | Deposits [member]
Disclosure of transactions between related parties [line items]
Related party transactions Loans and deposits outstanding

The Barclays Bank Group provides banking services to Key Management Personnel and persons connected to them. Transactions during the year and the balances outstanding were as follows:

Deposits outstanding
	2018	2017
	£m	£m
As at 1 January	6.9	7.3
Deposits received during the year[a]	17.4	25.7
Deposits repaid during the year[b]	(21.4)	(26.1)
As at 31 December	2.9	6.9